SHARE SETTLED DEBT (Details textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Jun. 18, 2013 Hanover One [Member]	Apr. 05, 2013 Hanover One [Member]	Dec. 31, 2013 Hanover One [Member]	Jul. 09, 2013 Hanover Two [Member]	Dec. 31, 2013 Hanover Two [Member]	Dec. 02, 2013 Hanover Three [Member]	Dec. 31, 2013 Hanover Three [Member]	Mar. 18, 2013 Accounts Payable [Member] Hanover One [Member]	Jun. 21, 2013 Accounts Payable [Member] Hanover Two [Member]	Nov. 19, 2013 Accounts Payable [Member] Hanover Three [Member]
Loss Contingency, Damages Sought, Value								$ 2,412	$ 7,206	$ 44,649
Amortization		3,135		9,727		61,631
Claim Amount Percentage		130.00%		135.00%		137.50%
Legal Fees		10
Stock Issued During Period Ownership Percentage Minimum		4.99%
Loss Contigency Damages Additional Settlement Shares Issued		15,222		44,445
Loss Contigency Damages True-up Settlement Shares	26,657			187,467
Loss Contigency Damages True-up Settlement Shares Cancelled	1,898			7,466
Stock Issued During Period Settlement Shares Issued	28,555	13,333		135,556		175,000
Settlement Agreement Description				135,556		In addition, the December Settlement Agreement also provides that with respect to any single trading day during the December Calculation Period, MGP shall not offer or sell any December Settlement Shares on, or over the course of, such trading day in excess of the greater of (i) 20% of the worldwide average daily trading volume in the Common Stock on all national securities exchanges and automated quotation systems, if any, on which the Common Stock is listed or designated for quotation (as the case may be), excluding any sales of Common Stock by MGP, for the 10 trading days immediately preceding such trading day and (ii) $295,000 worth of Common Stock. Hanover, MGP and the Company may modify this restriction by mutual written agreement.
Percentage Of Additional Securities Aquisition Maximum				15.00%
Settlement Agreement on Common Shares Value				65
Share Settlement Debt Description			Company subject to that fact that any number of shares of common stock will be equal to the sum of i) the quotient obtained by dividing (A) $2,412 by (B) 70% of the trading volume weighted average price of the common stock as reported by Bloomberg L.P. over the calculation period and ii) the quotient obtained by dividing (A) the total dollar amount of Hanovers legal fees and expenses incurred which shall not exceed $50 by (B) the volume weighted average price over the calculation period		Company, subject to that fact that any number of shares of common stock will be equal to the sum of i) the quotient obtained by dividing (A) $7,206 by (B) 65% of the trading volume weighted average price of the common stock as reported by Bloomberg L.P. over the calculation period and ii) the quotient obtained by dividing (A) the total dollar amount of Hanovers legal fees and expenses incurred which shall not exceed $50 by (B) the volume weighted average price over the calculation period.		Company, subject to that fact that any number of shares of common stock will be equal to the sum of i) the quotient obtained by dividing (A) $44,649 by (B) 62,5% of the trading volume weighted average price of the common stock as reported by Bloomberg L.P. over the calculation period and ii) the quotient obtained by dividing (A) the total dollar amount of Hanovers legal fees and expenses incurred which shall not exceed $125 by (B) the volume weighted average price over the calculation period.
Fari Value Liability Related To Agreement			$ 1,051		$ 3,907		$ 26,864